COMMITMENTS AND CONTINGENCIES	6 Months Ended
Jun. 30, 2026
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES	16. COMMITMENTS AND CONTINGENCIES The Group did not have significant long-term obligations, or guarantees as of June 30, 2026 and December 31, 2025.